Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following table and related disclosure below is provided in compliance with the requirements of Item 402(v) of Regulation S-K to summarize information regarding the relationship between “Compensation Actually Paid” (as calculated under applicable SEC rules) (“CAP”), for our Principal Executive Officer (PEO) and our non-PEO NEOs, on an average basis, and the Company’s financial performance for Fiscal 2022, Fiscal 2021, and Fiscal 2020.
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company’s performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2022 to Company performance is also presented below.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 40 of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1) (a)	Summary Compensation Table Total for PEO (b)	CAP to PEO(2-5) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average CAP to Non-PEO NEOs(2-5) (e)	Company TSR (f)	Peer Group TSR(6) (g)	Net Income ($000s) (h)	Adjusted EBIT(7) ($000s) (i)

2022	$11,034,157	$(2,402,908)	$3,099,622	$(521,229)	$169.79	$144.39	$2,816	$138,101
2021	$12,851,399	$35,570,105	$4,030,199	$9,544,567	$226.87	$120.83	$263,010	$417,191
2020	$11,949,691	$17,250,444	$4,429,429	$6,752,740	$143.43	$109.13	$(114,021)	$114,270
(1)NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2022	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel
2021	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel
2020	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Gregory J. Henchel, John M. Gabrielli
(2)Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously-granted service-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs for Fiscal 2022 and Fiscal 2021, and the PSAs for Fiscal 2020, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during Fiscal 2022, Fiscal 2021, and Fiscal 2020.
(3)For Fiscal 2022, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$11,034,157	$3,099,622

Less: Value of stock awards reported in SCT	$8,223,425	$1,802,253
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$4,557,109	$998,743
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$(7,972,543)	$(2,427,295)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(1,798,206)	$(390,046)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$(13,437,065)	$(3,620,852)
Compensation Actually Paid for Fiscal 2022	$(2,402,908)	$(521,229)
(4)For Fiscal 2021, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$12,851,399	$4,030,199

Less: Value of stock awards reported in SCT	$7,470,357	$1,974,427
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,347,097	$2,810,650
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$16,285,872	$4,254,084
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$2,556,094	$424,062
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$22,718,706	$5,514,369
Compensation Actually Paid for Fiscal 2021	$35,570,105	$9,544,567

(5)For Fiscal 2020, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO ($)	Average Non-PEO NEOs
Total Reported in Fiscal 2020 Summary Compensation Table (SCT)	$11,949,691	$4,429,429

Less: Value of stock awards reported in SCT	$6,864,973	$2,356,398
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$16,072,581	$4,964,957
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$607,292	$60,644
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(4,514,147)	$(345,893)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$5,300,753	$2,323,311
Compensation Actually Paid for Fiscal 2020	$17,250,444	$6,752,740

(6)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended January 28, 2023. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(7)We identified Adjusted EBIT for Fiscal 2022 as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for Fiscal 2021 and Fiscal 2022 and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure.

Company Selected Measure Name		Adjusted EBIT
Named Executive Officers, Footnote [Text Block]	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2022	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel
2021	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel
2020	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Gregory J. Henchel, John M. Gabrielli

PEO Total Compensation Amount		$ 11,034,157	$ 12,851,399	$ 11,949,691
PEO Actually Paid Compensation Amount		$ (2,402,908)	35,570,105	17,250,444
Adjustment To PEO Compensation, Footnote [Text Block]	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously-granted service-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs for Fiscal 2022 and Fiscal 2021, and the PSAs for Fiscal 2020, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during Fiscal 2022, Fiscal 2021, and Fiscal 2020.
(3)For Fiscal 2022, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$11,034,157	$3,099,622

Less: Value of stock awards reported in SCT	$8,223,425	$1,802,253
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$4,557,109	$998,743
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$(7,972,543)	$(2,427,295)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(1,798,206)	$(390,046)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$(13,437,065)	$(3,620,852)
Compensation Actually Paid for Fiscal 2022	$(2,402,908)	$(521,229)
(4)For Fiscal 2021, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$12,851,399	$4,030,199

Less: Value of stock awards reported in SCT	$7,470,357	$1,974,427
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,347,097	$2,810,650
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$16,285,872	$4,254,084
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$2,556,094	$424,062
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$22,718,706	$5,514,369
Compensation Actually Paid for Fiscal 2021	$35,570,105	$9,544,567

(5)For Fiscal 2020, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO ($)	Average Non-PEO NEOs
Total Reported in Fiscal 2020 Summary Compensation Table (SCT)	$11,949,691	$4,429,429

Less: Value of stock awards reported in SCT	$6,864,973	$2,356,398
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$16,072,581	$4,964,957
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$607,292	$60,644
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(4,514,147)	$(345,893)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$5,300,753	$2,323,311
Compensation Actually Paid for Fiscal 2020	$17,250,444	$6,752,740

(6)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended January 28, 2023. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
		(7)We identified Adjusted EBIT for Fiscal 2022 as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for Fiscal 2021 and Fiscal 2022 and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure
Non-PEO NEO Average Total Compensation Amount		$ 3,099,622	4,030,199	4,429,429
Non-PEO NEO Average Compensation Actually Paid Amount		$ (521,229)	9,544,567	6,752,740
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously-granted service-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs for Fiscal 2022 and Fiscal 2021, and the PSAs for Fiscal 2020, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during Fiscal 2022, Fiscal 2021, and Fiscal 2020.
(3)For Fiscal 2022, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$11,034,157	$3,099,622

Less: Value of stock awards reported in SCT	$8,223,425	$1,802,253
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$4,557,109	$998,743
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$(7,972,543)	$(2,427,295)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(1,798,206)	$(390,046)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$(13,437,065)	$(3,620,852)
Compensation Actually Paid for Fiscal 2022	$(2,402,908)	$(521,229)
(4)For Fiscal 2021, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$12,851,399	$4,030,199

Less: Value of stock awards reported in SCT	$7,470,357	$1,974,427
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,347,097	$2,810,650
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$16,285,872	$4,254,084
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$2,556,094	$424,062
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$22,718,706	$5,514,369
Compensation Actually Paid for Fiscal 2021	$35,570,105	$9,544,567

(5)For Fiscal 2020, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	PEO ($)	Average Non-PEO NEOs
Total Reported in Fiscal 2020 Summary Compensation Table (SCT)	$11,949,691	$4,429,429

Less: Value of stock awards reported in SCT	$6,864,973	$2,356,398
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$16,072,581	$4,964,957
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$607,292	$60,644
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$0	$0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$(4,514,147)	$(345,893)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$5,300,753	$2,323,311
Compensation Actually Paid for Fiscal 2020	$17,250,444	$6,752,740

(6)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended January 28, 2023. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
		(7)We identified Adjusted EBIT for Fiscal 2022 as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for Fiscal 2021 and Fiscal 2022 and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, linking CAP for all NEOs to Company performance for Fiscal 2022.

Performance Measures

Adjusted EBIT(1)
Net Sales
Avg. Adjusted EBIT Margin(1)
Relative Total Shareholder Return

Total Shareholder Return Amount		$ 169.79	226.87	143.43
Peer Group Total Shareholder Return Amount		144.39	120.83	109.13
Net Income (Loss)		$ 2,816,000	$ 263,010,000	$ (114,021,000)
Company Selected Measure Amount		138,101,000	417,191,000	114,270,000
PEO Name		Fran Horowitz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Adjusted EBIT(1)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Avg. Adjusted EBIT Margin(1)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (13,437,065)	$ 22,718,706	$ 5,300,753
PEO [Member] | Value of stock awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,223,425)	(7,470,357)	(6,864,973)
PEO [Member] | Year-end value of stock awards granted in fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,557,109	11,347,097	16,072,581
PEO [Member] | Change in fair value of prior year stock awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,972,543)	16,285,872	607,292
PEO [Member] | FMV of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in fair value (from prior year-end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,798,206)	2,556,094	(4,514,147)
PEO [Member] | Prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,620,852)	5,514,369	2,323,311
Non-PEO NEO [Member] | Value of stock awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,802,253)	(1,974,427)	(2,356,398)
Non-PEO NEO [Member] | Year-end value of stock awards granted in fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		998,743	2,810,650	4,964,957
Non-PEO NEO [Member] | Change in fair value of prior year stock awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,427,295)	4,254,084	60,644
Non-PEO NEO [Member] | FMV of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in fair value (from prior year-end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(390,046)	424,062	(345,893)
Non-PEO NEO [Member] | Prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	These are non-GAAP measures. Please refer to Appendix A to this Proxy Statement for additional detail on these performance metrics.